Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2023	2022

Voluntary deposits at central banks	3,308,040	2,451,150
Bank balances	1,759,018	1,506,727
Short-term investments	854,846	153,743
Reverse repurchase agreement in foreign currency	61	59,519
Other cash and cash equivalents	1,475	1,177
Total	5,923,440	4,172,316